REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2018
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES
REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES

19. REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES

Agnico Eagle is a gold mining company with mining operations in Canada, Mexico and Finland. The Company earns a significant proportion of its revenues from the production and sale of gold in both dore bar and concentrate form. The remainder of revenue and cash flow is generated by the production and sale of by-product metals. The revenue from by-product metals is primarily generated by production at the LaRonde mine in Canada (silver, zinc and copper) and the Pinos Altos mine in Mexico (silver).

The cash flow and profitability of the Company’s operations are significantly affected by the market price of gold and, to a lesser extent, silver, zinc and copper. The prices of these metals can fluctuate significantly and are affected by numerous factors beyond the Company’s control.

During the year ended December 31, 2018, four customers each contributed more than 10.0% of total revenues from mining operations for a combined total of approximately 74.0% of revenues from mining operations in the Northern and Southern business units. However, because gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

The following table sets out sales to individual customers that exceeded 10% of revenues from mining operations:

Year Ended
December 31, 2018(i)
Customer 1	$453,561
Customer 2	419,907
Customer 3	390,745
Customer 4	358,087
Total sales to customers exceeding 10% of revenues from mining operations	$1,622,300
Percentage of total revenues from mining operations	74.0%

Trade receivables are recognized once the transfer of control for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties. As at December 31, 2018, the Company had $10.1 million (2017 - $12.0 million) in receivables relating to provisionally priced concentrate sales.

The Company has recognized the following amounts relating to revenue in the consolidated statements of income(loss):

Year Ended
December 31, 2018(i)
Revenue from contracts with customers	2,192,044
Provisional pricing adjustments on concentrate sales	(823)
Total revenues from mining operations	$2,191,221

The following table sets out the disaggregation of revenue by metals and form of sale:

Year Ended December 31,
2018(i)
Revenues from mining operations:
Gold	$2,080,270
Silver	75,676
Zinc	15,293
Copper	20,805
Provisional pricing adjustments on concentrate sales	(823)
Total revenues from mining operations	$2,191,221

In 2018, precious metals (gold and silver) accounted for 98.4% of Agnico Eagle’s revenues from mining operations (2017 - 99.3%). The remaining revenues from mining operations consisted of net by-product metal revenues from non-precious metals.

Note:

(i)

The Company has adopted IFRS 15 on a modified retrospective basis. Under this method, the comparative information has not been restated (refer to Note 3). There would be no change to total revenues from mining operations for the year ended December 31, 2018 if reported under IAS 18.